INCOME TAXES	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 7 — INCOME TAXES

Wetouch

Wetouch Technology Inc. is subject to a tax rate of 21% per beginning 2018, and files a U.S. federal income tax return.

BVI Wetouch

Under the current laws of the British Virgin Islands, BVI Wetouch, subsidiaries of Wetouch, is not subject to tax on its income or capital gains. In addition, no British Virgin Islands withholding tax will be imposed upon the payment of dividends by the Company to its shareholders.

Hong Kong

HK Wetouch is incorporated in Hong Kong and is subject to profit taxes in Hong Kong at a progressive rate of 16.5%.

PRC

Sichuan Wetouch and Sichuan Vtouch files income tax returns in the PRC. Effective from January 1, 2008, the PRC statutory income tax rate is 25% according to the Corporate Income Tax (“CIT”) Law which was passed by the National People’s Congress on March 16, 2007.

Under PRC CIT Law, domestic enterprises and Foreign Investment Enterprises (“FIEs”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on a case-by-case basis by local government as preferential tax treatment to High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for their HNTE status every three years. Pursuant to an approval from the local tax authority in October 2017, Sichuan Wetouch became a qualified enterprise located in the western region of the PRC, entitled it to a preferential income tax rate of 15% from October 11, 2017 to October 11, 2020.

On October 21, 2020, Sichuan Wetouch was granted on a case-by-case basis by Sichuan Provincial government as preferential tax treatment High and New Technology Enterprises (“HNTEs”), entitled to a reduced income tax rate of 15% beginning October 21, 2020 until October 20, 2023.

Sichuan Vtouch is entitled to 25% of income tax rate.

The effective income tax rates for the nine-month periods ended September 30, 2022 and 2021 were 27.9% and 20.6%, respectively. The effective income tax rate for the nine-month period ended September 30, 2022 and 2021 differs from the PRC statutory income tax rate of 25% primarily due to non deductible expenses of $35,542 resulting from gain of changes in fair value of Common Stock Purchase Warrants for the nine-month periods ended September 30, 2022, and Sichuan Wetouch’s preferential income tax rate for the same period of the last year, respectively.

The estimated effective income tax rate for the year ended December 31, 2022 would be similar to actual effective tax rate of the nine-month periods ended September 30, 2022.

NOTE 8 — INCOME TAXES

Wetouch

Wetouch Technology Inc. is subject to a tax rate of 21% per beginning 2018, and files a U.S. federal income tax return. No provision for income tax for Wetouch has been made as it incurred losses for the years ended December 31, 2021 and 2020.

BVI Wetouch

Under the current laws of the British Virgin Islands, BVI Wetouch, subsidiaries of Wetouch, is not subject to tax on its income or capital gains. In addition, no British Virgin Islands withholding tax will be imposed upon the payment of dividends by the Company to its shareholders.

Hong Kong

HK Wetouch is incorporated in Hong Kong and is subject to profit taxes in Hong Kong at a progressive rate of 16.5%.

HK Wetouch did not generate any assessable profits derived from Hong Kong sources for the fiscal years ended December 31, 2021 and 2020, and accordingly no provision for Hong Kong profits tax has been made in these periods.

PRC

Sichuan Wetouch and Sichuan Vtouch files income tax returns in the PRC. Effective from January 1, 2008, the PRC statutory income tax rate is 25% according to the Corporate Income Tax (“CIT”) Law which was passed by the National People’s Congress on March 16, 2007.

Under PRC CIT Law, domestic enterprises and Foreign Investment Enterprises (“FIEs”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on a case-by-case basis by local government as preferential tax treatment to High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for their HNTE status every three years. Pursuant to an approval from the local tax authority in October 2017, Sichuan Wetouch became a qualified enterprise located in the western region of the PRC, entitled it to a preferential income tax rate of 15% from October 11, 2017 to October 11, 2020.

On October 21, 2020, Sichuan Wetouch was granted on a case-by-case basis by Sichuan Provincial government as preferential tax treatment High and New Technology Enterprises (“HNTEs”), entitled to a reduced income tax rate of 15% beginning October 21, 2020 until October 20, 2023.

Sichuan Vtouch is entitled to 25% of income tax rate.

The CIT Law and its implementation rules impose a withholding income tax at 10%, unless reduced by a tax treaty or arrangement, on the amount of dividends distributed by a PRC-resident enterprise to its immediate holding company outside the PRC that are related to earnings accumulated beginning on January 1, 2008. Dividends relating to undistributed earnings generated prior to January 1, 2008 are exempt from such withholding income tax.

The components of the income tax provision are as follows:

	For the Years Ended December 31,
	2021	2020
Current tax provision
PRC	$4,409,589	$1,549,333
	$4,409,589	$1,549,333
Deferred tax provision
BVI	-	-
Hong Kong	-	-
China	-	-
	-	-
Income tax provision	$4,409,589	$1,549,333

The following table reconciles the China statutory rates to the Company’s effective tax rate for the years ended December 31, 2021 and 2020:

	For the Years Ended December 31,
	2021	2020
PRC statutory income tax rate	25.0%	25.0%
Effect of income tax holiday	(1.0)%	(10.0)%
Tax rate differential on entities not subject to PRC income	(0.6)%	0.0%
R&D additional deduction	(0.5)%	0.0%
Non-deductible expenses in the PRC	(2.7)%	(0.2)%

Effective tax rate	20.2%	14.8%

Deferred tax assets

The Company’s has no deferred tax assets are as of December 31, 2021 and 2020, respectively.

The Company follows ASC 740, “Income Taxes”, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each period end based on enacted tax laws and statutory tax rates, applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The Company continually evaluates expiring statutes of limitations, audits, proposed settlements, changes in tax law and new authoritative rulings. As of December 31, 2021 and 2020, Sichuan Wetouch and Sichuan Vtouch remains open for statutory examination by PRC tax authorities.